Financial Instruments - Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs (Details) - Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 82,051,286	$ 180,006,819
Luxor Technology Corporation [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 505,435	$ 524,963
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Amina Bank [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue		$ 24,285,752
Valuation technique		Market approach
Significant unobservable input(s)		Marketability of shares
Range of significant unobservable input(s)		0% discount
ZKP Corporation [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue		$ 1,000,000
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Global Benchmarks AB [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 199,875	$ 199,875
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
CH Technical Solutions SA [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue		$ 362,038
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Canada Stablecorp Inc. [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 500,000	$ 500,000
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Continental Stable Coin [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 500,000	$ 500,000
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Bonsol Labs Inc. [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 2,000,000	$ 2,000,000
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Equity Investments in digital [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 60,576,922	$ 131,982,050
Valuation technique	Market approach	Market approach
Significant unobservable input(s)	Discount for lack of marketability	Discount for lack of marketability
Range of significant unobservable input(s)	13% discount	16% discount
Digital assets on loan [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 6,326,986	$ 18,652,141
Valuation technique	Market approach	Market approach
Significant unobservable input(s)	Discount for lack of marketability	Discount for lack of marketability
Range of significant unobservable input(s)	25% discount	30% discount
Amina Bank One [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 11,442,068
Valuation technique	Market approach
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount